Debt - Summary of Advances Obtained and Certain Financing Costs Incurred Under the Credit Facility (Parenthetical) (Detail) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Line of Credit [Member]
Line of Credit Facility [Line Items]
Accumulated amortization of deferred financing costs	$ 0	$ 280,753	$ 173,788
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Accumulated amortization of deferred financing costs	$ 628,755	$ 428,641	$ 0